Divestiture - Results of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 20	$ 238
Income from discontinued operations before income taxes		586	92
Less income tax provision	0	222	31
Income from discontinued operations, net		$ 364	$ 60